Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary Of Ordinary Shares Reserved For Future Issuance

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2020:

2019 Share Incentive Plan, As Amended	55,898,342
2020 ADS Plan	20,504,280
Employee Share Purchase Plan	8,339,773
Ordinary share warrants issued to MVIL- related party	46,153,846
Ordinary share warrant- Term Loan Issuance	500,000
Total	131,396,241